FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 6) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Forward freight agreements [Member]
Gross settled:
Derivative financial liabilities, undiscounted cash flows		$ (121)
Forward freight agreements [Member] | On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows		(121)
Forward freight agreements [Member] | Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows		0
Forward freight agreements [Member] | Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows		0
Forward freight agreements [Member] | Gross inflow [Member]
Gross settled:
Derivative financial liabilities, undiscounted cash flows		17
Forward freight agreements [Member] | Gross inflow [Member] | On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows		17
Forward freight agreements [Member] | Gross inflow [Member] | Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows		0
Forward freight agreements [Member] | Gross inflow [Member] | Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows		0
Forward freight agreements [Member] | Gross outflow [Member]
Gross settled:
Derivative financial liabilities, undiscounted cash flows	$ (867)	(138)
Forward freight agreements [Member] | Gross outflow [Member] | On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows	(867)	(138)
Forward freight agreements [Member] | Gross outflow [Member] | Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows	0	0
Forward freight agreements [Member] | Gross outflow [Member] | Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows	$ 0	0
Swap contract [member]
Gross settled:
Derivative financial liabilities, undiscounted cash flows		(15)
Swap contract [member] | On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows		(15)
Swap contract [member] | Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows		0
Swap contract [member] | Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows		0
Swap contract [member] | Gross inflow [Member]
Gross settled:
Derivative financial liabilities, undiscounted cash flows		106
Swap contract [member] | Gross inflow [Member] | On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows		106
Swap contract [member] | Gross inflow [Member] | Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows		0
Swap contract [member] | Gross inflow [Member] | Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows		$ 0